Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of stock options
		Weighted average exercise	Weighted average remaining contractual
	Options	price	term (years)
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	(1,355,000)	0.35	-
Outstanding on January 31, 2023	7,775,000	$0.12	2.24
Exercisable on January 31, 2023	6,756,246	$0.13	2.15

DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation [Abstract]
Schedule of stock options
	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	5,000,000	$0.27	2.66
Granted	4,230,000	$0.05	4.39
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at July 31, 2021	9,230,000	$0.17	2.93
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	(100,000)	$0.25	-
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Exercisable at July 31, 2022	7,551,179	$0.20	2.11

Schedule of fair market value of all options issued Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	197.71% - 198.82%
Risk-free interest rate	0.22% - 0.34%
Expected term	2.0 - 3.0 years.